Financial Information of Parent Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 104,835	$ 116,597	$ 101,196	$ 181,080
Prepaid expenses and other current assets	29,146	14,019
Amounts due from related parties-current	1,374	3,838
Total current assets	402,354	347,314
Amounts due from related parties-non-current	2,564
Total assets	649,344	466,510
Current liabilities:
Accrued expenses and other current liabilities	55,456	32,839
Amounts due to related parties	16	8
Deferred consideration in connection with business acquisitions	1,858	2,480
Total current liabilities	241,415	129,478
Other non-current liabilities	201	401
Total liabilities	295,493	133,526
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 569,206,989 and 583,578,303 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	58	57
Treasury shares		(773)
Shares to be issued	127	1,262
Additional paid-in capital	308,699	294,909
Accumulated other comprehensive income	24,255	17,747
Retained earnings	(422)	5,412
Total equity	353,851	332,984	294,759	225,430
Total liabilities and equity	649,344	466,510
Parent Company
Current assets:
Cash and cash equivalents	1,715	7,226	12,323	121,409
Prepaid expenses and other current assets	19	162
Amounts due from related parties-current	35,390	37,933
Total current assets	37,124	45,321
Amounts due from related parties-non-current	594
Investment in subsidiaries and VIE	316,594	288,603
Total assets	354,312	333,924
Current liabilities:
Accrued expenses and other current liabilities	5,223	1,069
Amounts due to related parties	2,433	2,278
Deferred consideration in connection with business acquisitions	103	103
Total current liabilities	7,759	3,450
Other non-current liabilities	200	401
Total liabilities	7,959	3,851
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 569,206,989 and 583,578,303 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	58	57
Treasury shares		(773)
Shares to be issued	127	1,262
Additional paid-in capital	308,699	294,909
Accumulated other comprehensive income	24,255	17,747
Retained earnings	13,214	16,871
Total equity	346,353	330,073
Total liabilities and equity	$ 354,312	$ 333,924